Investment in Direct Financing Leases (Tables)	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2017 and 2018 consists of the following:

	Millions of yen
	2017	2018
Total Minimum lease payments to be received	¥1,369,120	¥1,358,322
Less : Estimated executory costs	(56,470)	(57,959)
Minimum lease payments receivable	1,312,650	1,300,363
Estimated residual value	35,413	37,216
Initial direct costs	5,893	6,489
Unearned lease income	(149,932)	(149,180)

	¥1,204,024	¥1,194,888

Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter

At March 31, 2018, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2019	¥451,650
2020	329,089
2021	218,344
2022	131,853
2023	72,389
Thereafter	97,038

Total	¥1,300,363